American Beacon Zebra Global Equity Fund
American Beacon Zebra Small Cap Equity Fund
American Beacon Flexible Bond Fund

Supplement dated October 2, 2013
to the
Prospectus dated December 31, 2012

The information below supplements the Prospectus dated December 31, 2012 and is in addition to any other supplement(s):

In the “Fees and Expenses of the Fund” section, the fee table and footnotes are deleted and replaced with the following:

American Beacon Zebra Global Equity Fund

Shareholder Fees
(fees paid directly from your investment)

	Share classes
	A	C	Y	Institutional	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%1	1.00%	None	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share classes
	A	C	Y	Institutional	Investor
Management fees	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other expenses	1.77%	1.80%	1.53%	1.46%	1.87%
Acquired Fund Fees and Expense	0.03%	0.03%	0.03%	0.03%	0.03%
Total annual fund operating expenses2	2.43%	3.21%	1.94%	1.87%	2.28%
Expense Reduction and Reimbursement	1.11%	1.14%	1.02%	1.05%	1.08%
Total annual fund operating expenses after expense reduction and reimbursement3	1.32%	2.07%	0.92%	0.82%	1.20%

1	A contingent deferred sales charge (“CDSC”) of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
2
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

3
The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class, Institutional Class, and Investor Class of the Fund for Distribution Fees and Other Expenses, as applicable, through December 31, 2013 to the extent that Total Annual Fund Operating Expenses exceed 1.29% for the A Class, 2.04% for the C Class, 0.89% for the Y Class, 0.79% for the Institutional Class, and 1.17% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund’s Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

American Beacon Zebra Small Cap Equity Fund

Shareholder Fees

(fees paid directly from your investment)

	Share classes
	A	C	Y	Institutional	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%1	1.00%	None	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share classes
	A	C	Y	Institutional	Investor
Management fees	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other expenses	2.89%	2.91%	2.82%	2.61%	3.03%
Acquired Fund Fees and Expense	0.05%	0.05%	0.05%	0.05%	0.05%
Total annual fund operating expenses2	3.76%	4.53%	3.44%	3.23%	3.65%
Expense Reduction and Reimbursement	2.22%	2.24%	2.30%	2.19%	2.23%
Total annual fund operating expenses after expense reduction and reimbursement3	1.54%	2.29%	1.14%	1.04%	1.42%

1	A contingent deferred sales charge (“CDSC”) of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
2
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

3
The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class, Institutional Class, and Investor Class of the Fund for Distribution Fees and Other Expenses, as applicable, through December 31, 2013 to the extent that Total Annual Fund Operating Expenses exceed 1.49% for the A Class, 2.24% for the C Class, 1.09% for the Y Class, 0.99% for the Institutional Class, and 1.37% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund’s Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share class	1 year	3 years	5 years	10 years
A	$723	$1,465	$2,226	$4,212
C	$332	$1,167	$2,111	$4,509
Y	$116	$842	$1,590	$3,566
Institutional	$106	$790	$1,498	$3,380
Investor	$145	$912	$1,699	$3,763

Assuming no redemption of shares:

Share class	1 year	3 years	5 years	10 years
C	$232	$1,167	$2,111	$4,509

American Beacon Flexible Bond Fund
Shareholder Fees

(fees paid directly from your investment)

	Share classes
	A	C	Y	Institutional	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	4.75%	None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%1	1.00%	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Share classes
	A	C	Y	Institutional	Investor
Management fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other expenses	1.08%	1.14%	0.89%	0.82%	1.16%
Acquired Fund Fees and Expense	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses2	1.95%	2.76%	1.51%	1.44%	1.78%
Expense Reduction and Reimbursement	0.54%	0.60%	0.50%	0.52%	0.49%
Total annual fund operating expenses after expense reduction and reimbursement3	1.41%	2.16%	1.01%	0.92%	1.29%

1	A contingent deferred sales charge (“CDSC”) of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
2
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

3
The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class, Institutional Class and Investor Class of the Fund for Distribution Fees and Other Expenses, as applicable, through December 31, 2013 to the extent that Total Annual Fund Operating Expenses exceed 1.39% for the A Class, 2.14% for the C Class, 0.99% for the Y Class, 0.90% for the Institutional Class, and 1.27% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund’s Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE